Assets Held for Sale and Discontinued Operations - Summary of Assets and Liabilities Held for Sale (Detail) CAD in Millions	Dec. 31, 2017 CAD
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Noncurrent assets held for sale	CAD 1,048
Decommissioning Liabilities	603
Conventional [Member]
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Decommissioning Liabilities	454
Deep Basin [Member]
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Decommissioning Liabilities	149
E&E [Member]
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Noncurrent assets held for sale	46
E&E [Member] | Deep Basin [Member]
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Noncurrent assets held for sale	46
Property, plant and equipment [member]
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Noncurrent assets held for sale	1,002
Property, plant and equipment [member] | Conventional [Member]
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Noncurrent assets held for sale	568
Property, plant and equipment [member] | Deep Basin [Member]
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Noncurrent assets held for sale	CAD 434